Income Taxes - Summary of Domestic and Foreign Components of Net Income Before Income Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of geographical areas [line items]
Net income before income taxes	$ (926.2)	₨ (70,167.3)	₨ (116,727.3)	₨ (109,339.6)
India [Member]
Disclosure of geographical areas [line items]
Net income before income taxes	(348.1)	(26,380.2)	(28,703.4)	(57,230.3)
Other than India [Member]
Disclosure of geographical areas [line items]
Net income before income taxes	$ (578.1)	₨ (43,787.1)	₨ (88,023.9)	₨ (52,109.3)